DEBT AND WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
DEBT AND WARRANTS [Abstract]
DEBT AND WARRANTS

5 - DEBT AND WARRANTS

Square 1 Financing and Security Agreement

In December 2011, the Company entered into a $1.79 million venture debt financing with Square 1 Bank. The Term Loans require the Company to comply with certain covenants on an annual basis. The Company is required to meet a maximum cash burn or liquidity ratio as indicated in the term loan agreement. In February 2014, the Company revised the terms of their Loan and Security Agreement with Square 1 Bank, whereby the Company must complete an equity financing for gross cash proceeds of $2.0 million by March 31, 2014 and $4.0 million by June 30, 2014. Additionally, beginning on the date that the Company completes an equity financing for gross cash proceeds of $2.0 million, a monthly minimum unrestricted cash balance is required based upon three times the trailing three month cash burn.

In June 2014, the Company revised the terms of their Loan and Security Agreement with Square 1 Bank, whereby the Company extended their deadline to complete an equity financing for gross cash proceeds of $4.0 million to August 1, 2014. The Company was in compliance with its covenants as of June 30, 2014 and December 31, 2013. Additionally, the Company amended their minimum cash requirement beginning June 26, 2014 through August 1, 2014, whereas, the Company is required to maintain a minimum of $300,000 in unrestricted cash.

The financing and security agreement is comprised of three separate loans:

"Term Loan A" is a $500,000 loan initiated at the signing of the loan agreement. "Term Loan B" is a second $500,000 loan, which was extended to the Company upon raising cash proceeds of at least $2,000,000. The Company achieved this milestone with the completion of its Series A-1 convertible preferred stock issuance in 2012. The Term Loans bear interest at a variable annual rate equal to the greater of: (A) 3.75% above the Prime Rate then in effect; or (B) 7.00%. The annual rate was capped not to exceed 8.5% during the first 18 months and will not exceed 9.50% thereafter. The Term A and B loans are collateralized by substantially all of the assets of the Company.

"Equipment Loan" consisted of a credit extension of up to $790,000. The Equipment Loan bears interest under the same as Term Loan A and B and is collateralized by the equipment purchased. The initial drawdown occurred in December 2011, consisting of the entirety of Term Loan A of $500,000 and $650,000 of the Equipment loan for a total of $1,150,000. The Company exercised an additional $106,875 of its Equipment Loan in April 2012. In October 2012, the Company drew down the remaining $33,125 from its Equipment Loan, along with the entirety of Loan B of $500,000.

Monthly principal payments on Term Loan A and B and the Equipment Loan of $59,667 commenced on January 5, 2013 and continue until maturity on June 5, 2015.

In August 2014 the Company fully repaid this loan.

In connection with the December 5, 2011 financing and security agreement, the Company issued to the lender warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. The estimated fair value of the warrants at the time of issuance was determined to be $26,348 using the Black-Sholes pricing model and the following assumptions: expected term of seven years, 47% volatility, and a risk-free rate of 1.49%. As part of a June 12, 2012 amendment to the Loan and Security Agreement, the Company issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. The estimated fair value of these warrants at the time of issuance was determined to be $6,131 using the Black-Sholes pricing model and the following assumptions: expected term of seven years, 48% volatility, and a risk-free rate of 1.12%. The warrants are classified as a derivative liability in the accompanying balance sheets and measured at fair value on a recurring basis.

As of June 30, 2014, warrants to purchase 41,659 shares of Series A convertible preferred stock at a price of $1.16 per share are outstanding and expire on December 5, 2018 and June 12, 2019.

Convertible Promissory Notes

In February 2014, the Company raised $750,000 by issuing convertible promissory notes at 12% interest per annum. The maturity date is July 2015. The notes can be converted into shares of common stock at a conversion price of $0.27 per share. The convertible promissory notes have various repayment terms and conversion terms discussed below:

Liquidation Event:

If prior to maturity or conversion, the Company consummates a liquidation event as defined, at the election of the holder, 1) the Company shall pay the holder and amount equal to the sum of three times the total principal amount then outstanding under this note, plus all accrued and unpaid interest due, 2) the Note Balance amount shall be converted into shares of the Company's Series A-2 Preferred Stock at the closing of the liquidation event at the Series A-2 Original Issue Price, 3) the note balance shall be converted into shares of the Company's common stock at the closing of the liquidation event at a price per share of $0.27.

Voluntary Conversion:

The Holder has the option at any time prior to the Maturity date or qualified financing to convert the principal balance and accrued interest into either 1) if there has been a non-qualifying financing of the Company, shares of the financing securities sold in such non-qualified financing shares of common stock at a price per share of $0.27.

Mandatory Conversion:

In the event that, prior to the Maturity date, the Company closes a qualified financing, then at the closing of the qualified financing, the holder shall convert the note balance amount into either 1) shares of the financing at the financing price 2) shares of common stock at $0.27 per share.

In connection with the issuance of the convertible promissory notes, the Company issued warrants with respect to 694,442 underlying shares exercisable into common stock at $0.27 per share with a term of 10 years.

The Company allocated proceeds to the convertible notes and the warrants based upon the relative fair value on the issuance date which resulted in a $140,779 debt discount on the convertible promissory notes and $140,778 allocated to the warrants, recorded in equity. The allocation of proceeds to the warrants gave rise to a beneficial conversion feature which was recorded at the intrinsic value calculated as the difference between the adjusted conversion price of approximately $0.22 and the estimated fair value of the Company's common stock of $0.27

In July 2014, the Company completed a reverse merger and subsequent private placement. As a result of the Merger, all issued and outstanding common and preferred shares of the Company were exchanged for common shares of Enumeral Biomedical Holdings, Inc. Additionally, the in connection with the private placement offering, the mandatory conversion feature of the convertible promissory notes as triggered and all outstanding principal and accrued interest under the convertible promissory notes was converted into common shares of the Company.

Future principal payments under debt obligations at June 30, 2014 are as follows:

Year Ending December 31,
2014	$358,000
2015	1,108,000
$1,466,000

5 - DEBT AND WARRANTS

In December 2011, the Company entered into a $1.79 million venture debt financing with Square 1 Bank. The Term Loans require the Company to comply with certain covenants on an annual basis. The Company is required to meet a maximum cash burn or liquidity ratio as indicated in the term loan agreement. The Company was in compliance with its covenants as of December 31, 2013 and 2012.

The financing and security agreement is comprised of three separate loans:

"Term Loan A" is a $500,000 loan initiated at the signing of the loan agreement. "Term Loan B" is a second $500,000 loan, which was extended to the Company upon raising cash proceeds of at least $2,000,000. The Company achieved this milestone with the completion of its Series A-1 convertible preferred stock issuance in 2012. The Term Loans bear interest at a variable annual rate equal to the greater of: (A) 3.75% above the Prime Rate then in effect; or (B) 7.00%. The annual rate was capped not to exceed 8.5% during the first 18 months and will not exceed 9.50% thereafter. The Term A and B loans are collateralized by substantially all of the assets of the Company.

"Equipment Loan" consisted of a credit extension of up to $790,000. The Equipment Loan bears interest under the same as Term Loan A and B and is collateralized by the equipment purchased.

The initial drawdown occurred in December 2011, consisting of the entirety of Term Loan A of $500,000 and $650,000 of the Equipment loan for a total of $1,150,000. The Company exercised an additional $106,875 of its Equipment Loan in April 2012. In October 2012, the Company drew down the remaining $33,125 from its Equipment Loan, along with the entirety of Loan B of $500,000.

Monthly principal payments on Term Loan A and B and the Equipment Loan of $59,667 commenced on January 5, 2013 and continue until maturity on June 5, 2015.

Future principal payments under debt obligations at December 31, 2013 are as follows:

Year Ending December 31,
2014	$716,000
2015	358,000
$1,074,000

In connection with the December 5, 2011 financing and security agreement, the Company issued to the lender warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. The estimated fair value of the warrants at the time of issuance was determined to be $26,348 using the Black-Sholes pricing model and the following assumptions: expected term of seven years, 47% volatility, and a risk-free rate of 1.49%. As part of a June 12, 2012 amendment to the loan and security agreement, the Company issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. The estimated fair value of these warrants at the time of issuance was determined to be $6,131 using the Black-Sholes pricing model and the following assumptions: expected term of seven years, 48% volatility, and a risk-free rate of 1.12%. The warrants are classified as a derivative liability in the accompanying balance sheets and measured at fair value on a recurring basis.

As of December 31, 2013, warrants to purchase 41,659 shares of Series A convertible preferred stock at a price of $1.16 per share are outstanding and expire on December 5, 2018 and June 12, 2019.